Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases
Leases

Note 10 — Leases

During 2024, the Company entered into finance lease agreements for equipment utilized in its manufacturing facility.

The components of operating and finance lease costs are as follows for the three months ended March 31:

	Three Months Ended March 31,
	2026	2025
Operating lease cost	$-	$-
Finance Lease Cost:
Amortization of assets	82,156	82,157
Interest on liabilities	34,514	41,764

Total lease cost	$116,670	$123,921

Supplemental cash flow information related to leases are as follows for the three months ended March 31:

	Three Months Ended March 31,
	2026	2025
Cash paid for amounts included in measurement of lease obligations:
Operating cash flows from operating leases	$-	$-
Operating cash flows from finance leases	34,514	41,764
Financing cash flows from finance leases	$94,098	$28,165

The following table summarizes weighted average remaining lease term and discount rates as of March 31, 2026, and December 31, 2025:

	March 31, 2026	December 31, 2025
Weighted average remaining lease term (years)
Operating leases	N/A	N/A
Finance leases	3.76	4.00
Weighted average discount rate
Operating leases	N/A	N/A
Finance leases	8.4%	8.4%

Future maturities of our lease liabilities are as follows as of March 31, 2026:

2026 remainder of year	$385,143
2027	513,525
2028	513,525
2029	513,524
Thereafter	-
Total Undiscounted Lease Obligations	1,925,717
Less: Imputed Interest	(250,705)

Present Value of Lease Obligations	$1,675,012

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 10 Leases

During 2024, the Company entered into lease agreements for equipment utilized in its manufacturing facility. The Company has determined that the lease agreements are finance leases. There is a $1 buyout option at the end of the lease term which makes it reasonably certain that the Company will exercise this option and purchase the machinery and the details of the purchase option are in line with the criteria of a finance lease.

The ROU asset is grouped with property and equipment. The asset is amortized on a straight-line basis over the life of the underlying asset rather than the lease term due to the purchase options in the lease. The amortization expense is grouped with the depreciation expense of the Company’s other property and equipment. The initial recognition of the finance lease liability was recorded based on the present value of future payments. The interest expense is calculated using the incremental borrowing rate of the Company, and is grouped in the interest expense line on the statement of operations.

The components of operating and finance lease costs are as follows for the years ended December 31:

	2025	2024
Operating lease cost	$-	$-
Finance Lease Cost:
Amortization of assets	328,627	126,343
Interest on liabilities	156,320	66,454

Total lease cost	$484,947	$192,797

There were no variable payments or material short-term rentals for the years ended December 31, 2025 and 2024.

Supplemental cash flow information related to leases are as follows for the years ended December 31:

	2025	2024
Cash paid for amounts included in measurement of lease obligations:
Operating cash flows from operating leases	$-	$-
Operating cash flows from finance leases	156,320	66,454
Financing cash flows from finance leases	297,900	95,080

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025 AND 2024

Note 10 Leases – Continued

The following table summarizes weighted average remaining lease term and discount rates as of December 31, 2025 and 2024:

	2025	2024
Weighted average remaining lease term (years)
Operating leases	n/a	n/a
Finance leases	4.00	5.00
Weighted average discount rate
Operating leases	n/a	n/a
Finance leases	8.4%	8.4%

Future maturities of our lease liabilities are as follows as of December 31:

2026	$513,525
2027	513,525
2028	513,525
2029	513,524
Thereafter	-
Total Undiscounted Lease Obligations	2,054,099
Less: Imputed Interests	(284,989)

Present Value of Lease Obligations	$1,769,110